Insurance Claim Reserves (tables)	12 Months Ended
Dec. 31, 2013
Insurance Claim Reserves disclosure
Claims and claim adjustment expense reserves [Table Text Block]

(at December 31, in millions)	2013	2012
Property-casualty	$50,865	$50,888
Accident and health	30	34

Total	$50,895	$50,922

Reconciliation of beginning and ending property casualty reserve balances for claims and claim adjustment expenses [Table Text Block]

(at and for the year ended December 31, in millions)	2013	2012	2011
Claims and claim adjustment expense reserves at beginning of year	$50,888	$51,353	$51,537
Less reinsurance recoverables on unpaid losses	10,254	10,434	11,282

Net reserves at beginning of year	40,634	40,919	40,255

Estimated claims and claim adjustment expenses for claims arising in the current year	14,060	15,559	16,937
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years	(944)	(1,074)	(842)

Total increases	13,116	14,485	16,095

Claims and claim adjustment expense payments for claims arising in:
Current year	5,485	6,507	7,751
Prior years	8,477	8,326	7,653

Total payments	13,962	14,833	15,404

Acquisition(1)	1,792	—	—
Unrealized foreign exchange (gain) loss	5	63	(27)

Net reserves at end of year	41,585	40,634	40,919
Plus reinsurance recoverables on unpaid losses	9,280	10,254	10,434

Claims and claim adjustment expense reserves at end of year	$50,865	$50,888	$51,353

(1)
Dominion's net claims and claim adjustment expense reserves at November 1, 2013 were $1,792 million. Dominion's gross reserves on that date were $2,144 million. Dominion's reinsurance recoverables on unpaid losses on that date were $352 million.